Other financial statement information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Summary Of Prepaid Expense And Other Assets Current
Prepaid expenses and other current assets consisted of the following.

	June 30, 2021	December 31, 2020
Prepaid expenses	$6,346	$3,276
Other current assets	4,874	564

Total prepaid expenses and other current assets	$11,220	$3,840

Prepaid expenses and other current assets consisted of the following.

	As of December 31,
	2020	2019
Prepaid expenses	$3,276	$2,736

Other current assets	564	771

Total prepaid expenses and other current assets	$3,840	$3,507

Summary Of Property, Plant and Equipment
Property and equipment, net consisted of the following.

	June 30, 2021	December 31, 2020
Computer hardware and software	$1,211	$868
Furniture and fixtures	161	109
Leasehold improvements	109	103
Warehouse and other equipment	341	124

Property and equipment, gross	1,822	1,204
Less: Accumulated depreciation and amortization	(530)	(357)

Total property and equipment, net	$1,292	$847

Property and equipment, net consisted of the following.

	As of December 31,
	2020	2019
Computer hardware and software	$868	$533

Furniture and fixtures	109	144

Leasehold improvements	103	92

Warehouse equipment	124	39

Property and equipment, gross	1,204	808

Less: Accumulated depreciation and amortization	(357)	(62)

Total property and equipment, net	$847	$746

Summary Of Accrued Liabilities And Other Liabilities
Accrued expenses and other current liabilities consisted of the following.

	June 30, 2021	December 31, 2020
Accrued compensation costs	$4,439	$3,234
Sales tax payable	1,290	1,282
Warranty allowance	792	3,336
Lease liabilities, current	496	485
Accrued expenses	305	764
Other	447	454

Total accrued expenses and other current liabilities	$7,769	$9,555

Accrued expenses and other current liabilities consisted of the following.

	As of December 31,
	2020	2019
Warranty allowance	$3,336	$—

Accrued compensation costs	3,234	1,610

Sales tax payable	1,282	2,962

Accrued expenses	764	1,600

Lease liabilities, current	485	430

Other	454	26

Total accrued expenses and other current liabilities	$9,555	$6,628